As filed with the Securities and Exchange Commission on May 30, 2001
                                               Securities Act File No. 333-50844

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 1                      [X]


                         PILGRIM INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                                James M. Hennessy
                          ING Pilgrim Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)


                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                                EXPLANATORY NOTE

     The purpose of this filing is to file as exhibits the opinions and consent of counsel supporting the tax matters and consequences to shareholders of the reorganizations, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on January 24, 2001 (SEC File No.
333-50844), and the definitive Statement of Additional Information filed on EDGAR on January 24, 2001 (SEC File No. 333-50844).

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Reference is made to Article VIII, Section 8 of the Registrant's By-Laws.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, a suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (A) Form of Articles of Restatement of Articles of Incorporation - previously filed as an exhibit to Post-Effective Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 30, 1997, and incorporated herein by reference.
     (B) Form of Articles of Amendment to Articles of Incorporation -- previously filed as an exhibit to Post-Effective Amendment No. 40 to Registrant's Form N-1A Registration Statement on October 27, 1998, and incorporated herein by reference.
     (C) Form of Articles Supplementary designating Class C and Class Q -- previously filed as an exhibit to Post-Effective Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (D) Form of Articles Supplementary designating Class Q -- previously filed as an exhibit to Post-Effective Amendment No. 46 to Registrant's Form N-1A Registration Statement on January 4, 2000, and incorporated herein by reference.

(2) Form of Amended and Restated Bylaws of Registrant - previously filed as an exhibit to Post-Effective Amendment No. 38 to Registrant's Form N-1A
     Registration Statement on October 30, 1997, and incorporated herein by reference.

(3)  Not Applicable

(4) (A) Form of Agreement and Plan of Reorganization between Pilgrim Investment Funds, Inc., on behalf of Pilgrim MagnaCap Fund and Pilgrim Advisory Funds, Inc. on behalf of Pilgrim MidCap Value Fund -- previously filed as an exhibit to Registrant's Form N-14 Registration Statement on November 28, 2000, and incorporated herein by reference.
     (B) Form of Agreement and Plan of Reorganization between Pilgrim Investment Funds, Inc., on behalf of Pilgrim MagnaCap Fund and Pilgrim Advisory Funds, Inc. on behalf of Pilgrim LargeCap Leaders Fund -- previously filed as an exhibit to Registrant's Form N-14 Registration Statement on November 28, 2000, and incorporated herein by reference.

(5)  See Exhibits 1 and 2

(6) (A) Form of Investment Management Agreement-High Yield Fund -- previously filed as an exhibit to Post-Effective Amendment No. 47 to Registrant's Form N-1A Registration Statement on November 1, 2000, and incorporated herein by reference.
     (B) Form of Investment Management Agreement-MagnaCap Fund -- previously filed as an exhibit to Post-Effective Amendment No. 47 to Registrant's Form N-1A Registration Statement on November 1, 2000, and incorporated herein by reference.

(7) (A) Form of Underwriting Agreement between the Registrant and Pilgrim Securities, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on March 1, 2001, and incorporated herein by reference.
     (B) Form of Selling Group Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 30, 1997, and incorporated herein by reference.

(8)  Not Applicable

(9) (A) Form of Custody Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 30, 1997, and incorporated herein by reference.
     (B) Form of Recordkeeping Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 30, 1997, and incorporated herein by reference.

(10) (A) Form of Service and Distribution Plan for Class A Shares -- previously filed as an exhibit to Post-Effective Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 30, 1997, and incorporated herein by reference.
     (B) Form of Service and Distribution Plan for Class B Shares -- previously filed as an exhibit to Post-Effective Amendment No. 41 to Registrant's Form N-1A Registration Statement on March 25, 1999, and incorporated herein by reference.
     (C) Form of Service and Distribution Plan for Class M Shares -- previously filed as an exhibit to Post-Effective Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 30, 1997, and incorporated herein by reference.
     (D) Form of Service and Distribution Plan for Class C Shares -- previously filed as an exhibit to Post-Effective Amendment No. 41 to Registrant's Form N-1A Registration Statement on March 25, 1999, and incorporated herein by reference.
     (E) Form of Service Plan for Class Q Shares -- previously filed as an exhibit to Post-Effective Amendment No. 44 to Registrant's Form N-1A Registration Statement on October 29, 1999, and incorporated herein by reference.
     (G) Form of Amended and Restated Multiple Class Plan Adopted Pursuant to Rule 18f-3 -- previously filed as an exhibit to Post-Effective Amendment No. 44 to Registrant's Form N-1A Registration Statement on October 29, 1999, and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel -- previously filed as an exhibit to Registrant's Registration Statement on Form N-14 on November 28, 2000, and incorporated herein by reference.

(12)(A) Opinion of Counsel supporting tax matters and consequences -- filed herein.
    (B) Opinion of Counsel supporting tax matters and consequences -- filed herein.
    (C) Consent of Dechert -- filed herein.

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(13) (A)  Form of Shareholder Service Agreement --previously filed as an exhibit
          to   Post-Effective   Amendment  No.  42  to  Registrant's  Form  N-1A
          Registration Statement on May 24, 1999, and incorporated herein by reference.
     (B)  Form  of  Amended  and  Restated  Expense   Limitation   Agreement  --
          previously filed as an exhibit to Post-Effective Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.

(14) Consent of KPMG LLP -- previously filed as an exhibit to Registrant's Registration Statement on Form N-14 on November 28, 2000, and incorporated herein by reference.

(15) Not Applicable

(16) Powers of Attorney -- previously filed with Registrant's Registration Statement on N-14 on November 28, 2000, and incorporated herein by reference.

(17) Not Applicable

ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 30th day of May, 2001.

                                        PILGRIM INVESTMENT FUNDS, INC.


                                        By: /s/ Kimberly A. Anderson
                                           -------------------------------------
                                           Kimberly A. Anderson
                                           Vice President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                          Title                          Date
     ---------                          -----                          ----


                                 Director and Chairman              May 30, 2001
---------------------------
John G. Turner*


/s/ James M. Hennessy            President and Chief Executive      May 30, 2001
---------------------------      Officer
James M. Hennessy


                                 Senior Vice President and          May 30, 2001
---------------------------      Principal Financial Officer
Michael J. Roland*


                                 Director                           May 30, 2001
---------------------------
Paul S. Doherty*


                                 Director                           May 30, 2001
---------------------------
Alan L. Gosule*


                                 Director                           May 30, 2001
---------------------------
Walter H. May, Jr.*


                                 Director                           May 30, 2001
---------------------------
Thomas J. McInerney

     Signature                     Title                               Date
     ---------                     -----                               ----


                                 Director                           May 30, 2001
---------------------------
Jock Patton*


                                 Director                           May 30, 2001
---------------------------
David W.C. Putnam*


                                 Director                           May 30, 2001
---------------------------
Blaine E. Rieke


                                 Director                           May 30, 2001
---------------------------
Richard A. Wedemeyer


*    By: /s/ James M. Hennessy
        -------------------------
        James M. Hennessy
        Attorney-in-Fact**

** Executed pursuant to powers of attorney filed with the Registrant's Form N-14 Registration Statement on November 28, 2000.

                                 EXHIBIT INDEX

(12)(A)  Opinion of Counsel supporting tax matters and consequences
(12)(B)  Opinion of Counsel supporting tax matters and consequences
(12)(C)  Consent of Dechert